Taxes recoverable	12 Months Ended
Dec. 31, 2017
Taxes recoverable [Abstract]
Taxes recoverable

11.              Taxes recoverable

		2017	2016	2015
				Adjusted
Brazil
IPI		18,226	38,909	23,996
Value-added tax on sales and services (ICMS) - normal operations	(a)	483,248	495,339	403,842
ICMS - credits from PP&E		140,904	125,145	121,954
Social integration program (PIS) and social contribution on revenue (COFINS) - normal operations		22,389	32,823	69,431
PIS and COFINS - credits from PP&E		223,297	253,503	230,030
Income tax and social contribution (IR and CSL)	(b)	691,697	605,058	958,567
REINTEGRA program	(c)	102,166	53,129	274,654
Federal supervenience	(d)	140,537	155,533	173,436
Other		4,322	1,046	14,281

Foreign subsidiaries
Value-added tax ("IVA")		92,119	132,152	277,751
Income tax (IR)		46,939	19,103	80,600
Other		4,021	2,628	1,559
Total		1,969,865	1,914,368	2,630,101

Current assets		982,629	826,015	1,312,341
Non-current assets		987,236	1,088,353	1,317,760
Total		1,969,865	1,914,368	2,630,101

(a)             ICMS - normal operations

Accumulated ICMS credits over the past few years arises mainly from domestic sales subject to deferred taxation and export sales.

The Management of the Company has been prioritizing a series of actions to maximize the use of these credits and currently does not expect losses on the realization of cumulative balances.

(b)             IR and CSL

Accumulated IR and CSL arises from prepayments of these taxes and retentions on income from financial investments over the past few years.

The realization of these credits occurs in two ways: (i) offset of overdue or falling due liabilities related to taxes levied by the Federal Revenue Service; or (ii) cash reimbursement.

Diverse tax refund claims were already filed with Brazil's Federal Revenue Service.

(c)             REINTEGRA Program

The REINTEGRA program aims to refund to exporters the federal taxes levied on the production chain for goods sold abroad. The amount to be refunded is equivalent to the following percentages of all export revenue, in accordance with Federal Law 13,043/14 and Executive Order 8,543/15:

(i)    3%, between October 1, 2014 and February 28, 2016;

(ii)   1%, between March 1, 2016 and November 30, 2016;

(iii)  0.1% between December 1, 2016 and December 31, 2017;

(iv)  2% between January 1, 2017 and December 31, 2017;

(v)     2% between January 1, 2018 and May 31, 2018; and

(vi)   0.1% as of June 1, 2018.

Such credits may be realized in two ways: (i) by offsetting own debits overdue or undue related to taxes levied by the Federal Revenue Service; or (ii) by a cash reimbursement.

In the fiscal year ended December 31, 2017, the Company recognized credits in the amount of R$178,716 (R$8,694 in 2016) and offset the amount of R$138,531 (R$230,220 in 2016). In the Statement of Operations, credits were recognized in the item “Cost of Products Sold.”

(d)             Federal supervenience

This item includes credits arising from legal discussions regarding the legality and constitutionality of various taxes and contributions in which the Company has already obtained a favorable ruling or has unquestionable precedents in its favor.

These amounts will be realized after the use of other credits described above in this Note.